INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
Schedule of income tax expenses

For the years ended December 31,	2022	2021	2020
Loss before income taxes	$125,036	$1,044,863	$133,379
Statutory income tax rate	27%	27.00%	27.00%
Expected income tax benefit	(33,760)	(282,113)	(36,012)
Items not deductible for income tax purposes	—	250,350	—
Underprovided in prior years	(36,896)	(85,905)	(97,367)
Unrecognized benefit of deferred tax assets	70,656	117,667	133,379
Income tax expense	$—	$—	$—

Schedule of unrecognized deductible temporary differences and unused tax losses

For the years ended December 31,	2022	2021
Excess of unused exploration expenditures over carrying value of mineral property interests	$2,656,168	$2,656,168
Excess of undepreciated capital cost over carrying value of fixed assets	698,593	698,593
Non-refundable mining investment tax credits	247	247
Non-capital losses carried forward	4,597,836	4,336,148
Capital losses carried forward	993,649	993,649
Unrecognized deductible temporary differences	$8,946,493	$8,684,805